Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2014